EXPLORATION, EVALUATION AND PRE-DEVELOPMENT	12 Months Ended
Dec. 31, 2023
Exploration [Abstract]
EXPLORATION, EVALUATION AND PRE-DEVELOPMENT	EXPLORATION, EVALUATION AND PRE-DEVELOPMENT
(i) The following table summarizes the Company's exploration, evaluation and pre-development expenditures by property:

	Year ended December 31,
	2023	2022
McCoy-Cove, Nevada	$14,069	$4,196
Granite Creek, Nevada	3,715	13,578
Ruby Hill, Nevada	17,063	19,552
Buffalo Mountain, Nevada	332	1,483
FAD, Nevada	3,675	—
Other	59	—
Total exploration, evaluation and pre-development	$38,913	$38,809
(ii) The following table summarizes the Company's exploration, evaluation and pre-development expenditures by activity:

	Year ended December 31,
	2023	2022
Drilling	$24,203	$26,117
Assays	1,073	3,998
Salaries and benefits	1,515	2,106
Field support	3,601	2,861
Operating supplies	1,200	1,313
Studies and permits	3,691	768
Consulting and professional fees	3,128	760
Claim filing and maintenance fees	390	411
Depreciation & amortization	112	475
Total exploration, evaluation and pre-development	$38,913	$38,809